Fair Value of Financial Assets and Liabilities (Tables)	9 Months Ended
Sep. 30, 2020
Schedule of Fair value of Financial Assets and Liabilities Measured on a Recurring Basis

The following tables present information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicate the level of the fair value hierarchy utilized to determine such fair values as of December 31, 2019 and September 30, 2020 (in thousands):

	FAIR VALUE MEASUREMENTS AS OF DECEMBER 31, 2019 USING:
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Short-term money market funds	$50,622	$—	$—	$50,622
Total financial assets	$50,622	$—	$—	$50,622

	FAIR VALUE MEASUREMENTS AS OF SEPTEMBER 30, 2020 USING:
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Short-term money market funds	$19,757	$—	$—	$19,757
Total financial assets	$19,757	$—	$—	$19,757

Warrant
Schedule of Fair value of Liability Measured Using Level 3 Inputs

The following table presents our Warrant liability measured at fair value using unobservable inputs (Level 3) as of the nine months ended September 30, 2019 (in thousands):

Fair value at January 1, 2019	$100
Change in fair value of Warrant liability	300
Reclassification of Warrant liability	(400)
Fair value at September 30, 2019	$—

Derivative
Schedule of Fair value of Liability Measured Using Level 3 Inputs

The following table presents the Derivative Liability measured at fair value using unobservable inputs (Level 3) as of the nine months ended September 30, 2019 (in thousands):

Fair value at January 1, 2019	$36,567
Issuance of debt	1,256
Change in fair value of derivative liability	(2,782)
Conversion of debt—derivative liability	(35,041)
Fair value at September 30, 2019	$—